RELATED PARTY TRANSACTIONS (Related Party transactions) (Details) - Loto Interactive Information Technology (Shenzhen) Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Amount	$ 9,108	$ 1,325	$ 52
Expense paid amount		17
Interest on loans [Member]
RELATED PARTY TRANSACTIONS
Amount			20
Service management [Member]
RELATED PARTY TRANSACTIONS
Amount			$ 32
Data Center Operation
RELATED PARTY TRANSACTIONS
Amount	$ 9,108	$ 1,325